Details of Guarantees and Documentary Credits Outstanding (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Guarantor Obligations [Line Items]
Bank guarantees	₨ 1,034,155.3	$ 13,717.4	₨ 1,015,442.1
Estimated fair values of bank guarantees	(4,680.7)	(62.1)	(4,046.1)
Financial guarantees
Guarantor Obligations [Line Items]
Bank guarantees	263,758.0	3,498.6	254,075.9
Performance guarantees
Guarantor Obligations [Line Items]
Bank guarantees	330,164.6	4,379.4	285,748.4
Documentary credits
Guarantor Obligations [Line Items]
Bank guarantees	440,232.7	5,839.4	475,617.8
Estimated fair values of documentary credits	(488.8)	(6.5)	(501.7)
Guarantees
Guarantor Obligations [Line Items]
Estimated fair values of bank guarantees	₨ (4,191.9)	$ (55.6)	₨ (3,544.4)